INTEREST-BEARING LOANS AND BORROWING (Tables)	12 Months Ended
Dec. 31, 2022
Interest-bearing Loans And Borrowing
Schedule of total liabilities

	2022	2021

Secured bank loans	126.2	174.3
Other unsecured loans	328.1	92.9
Lease liabilities	2,333.8	1,986.3
Non-current liabilities	2,788.1	2,253.5

Secured bank loans	54.5	72.8
Unsecured bank loans	-	84.1
Other unsecured loans	144.5	37.2
Lease liabilities	783.6	653.0
Current liabilities	982.6	847.1

Schedule of debts

		2022			2021
Debt instruments	Average rate %	Current	Non-current	Average rate %	Current	Non-current
Debt denominated in US Dollars fixed rate	14.00%	6.2	-	13.12%	17.5	-
Reais denominated floating rate (CDI and DI)	-	-	-	11.56%	83.0	-
Other Latin American currencies fixed rate	10.39%	98.8	322.5	11.34%	48.7	177.3
Debt denominated in CAD Dollars fixed rate	5.32%	123.3	387.7	2.49%	91.6	339.2
Reais denominated floating rate (TJLP and TR)	9.61%	12.3	125.1	-	-	-
Reais debt - ICMS fixed rate	2.95%	113.3	266.4	5.06%	37.3	92.9
Reais debt - ICMS floating rate	6.97%	31.1	61.7	-	-	-
Reais debt - fixed rate	9.43%	597.6	1,624.7	7.33%	569.0	1,644.1
Total		982.6	2,788.1		847.1	2,253.5

Schedule of Reconciliation of liabilities arising from financing activities

	Current liabilities	Non - current liabilities
December 31, 2021	847.1	2,253.5
Proceeds	7.9	267.0
Payments	(230.2)	-
Foreign exchange	(17.4)	(56.8)
Transfers between current and non-current	761.0	(761.0)
New lease agreements	469.2	905.3
Interest on leases	159.3	-
Payment of lease liabilities	(1,014.0)	-
Other movements	(0.3)	180.1
December 31, 2022	982.6	2,788.1